Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

[redacted]

13003950

JAN 30 2014
Washington, DC 20549

January 30, 2014

001-36286

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Intrawest Resorts Holdings, Inc., Common Stock, par value $0.01 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on January 29, 2014. Tentative listing date – January 31, 2014.

Sincerely,

[signature]

emecabe@nyx.com
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